SHARE-BASED COMPENSATION - Stock Option Exercise Price Adjustment (Details) - Stock option exercise price adjustment $ / shares in Units, $ in Thousands	1 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
SHARE-BASED COMPENSATION
Per share fair value of common stock	$ 3.00
Share options granted (in shares) | shares	194,059
Incremental stock-based compensation expense | $	$ 2,084
Minimum
SHARE-BASED COMPENSATION
Per share fair value of common stock	$ 14.49
Maximum
SHARE-BASED COMPENSATION
Per share fair value of common stock	$ 239.01